Investment in Equity Securities - Schedule of Roll-Forward of Investment in Equity Securities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Roll-Forward of Investment in Equity Securities [Abstract]
Balance at January 1	$ 21,097,821
Investment in equity securities
Unrealized gains on investment in equity securities, net	1,263,002
Balance at June 30	$ 22,360,823